Income Tax (Details) - Schedule of Income Tax Expense - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Current income tax
Current income tax benefit	$ (2,867,508)	$ (2,651,576)
Current income tax not recognised	2,867,508	2,651,576
Total Current income tax
Deferred income tax:
Relating to origination and reversal of timing differences	503,587	7,168,453
Deferred income tax benefit not recognised	(503,587)	(7,168,453)
Income tax benefit reported in the Statement of profit or loss and other comprehensive income
Loss from continuing operations before income tax expense	(12,827,177)	(20,966,956)
Tax at the Australian rate of 25% (2022: 25%)	(3,830,489)	(5,241,739)
Capital raising costs claimed	(1,006,095)	(301,743)
Non-deductible expenses	356,552	2,017,457
Effect of difference in foreign tax rates	102,842
Unused tax losses and temporary differences not recognised as deferred tax assets	4,377,190	3,526,025
Tax Benefit
Revenue losses available to offset against future taxable income	6,836,877	5,428,055
Accrued expenses and leave provisions	257,778	199,877
Deductible equity raising costs	689,315	1,139,489
Other	61,291	4,004
Development asset	307,298	246,503
Patents	273,005	243,403
Investments	1,547,215	165,420
Unrealised foreign exchange gain	(66,130)	(34,344)
Prepaid expenses		(223,953)
Net deferred tax assets not recognised	$ 9,906,649	$ 7,168,454